UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-07853

Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

                                                     Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

                                     Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-463-6670

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK — 98.6%

Consumer Discretionary — 20.5%

ADVERTISING AGENCIES — 0.8%
ValueClick, Inc. *	324,840	$6,772,914

AUTO PARTS — 1.1%
Fox Factory Holding Corp. *	71,020	1,368,555
LKQ Corp. *	248,750	7,925,175

		9,293,730

COSMETICS — 0.9%
Elizabeth Arden, Inc. *	206,525	7,624,903

ENTERTAINMENT — 2.8%
Imax Corp. (Canada) * (a)	475,270	14,372,165
Live Nation Entertainment, Inc. *	463,985	8,606,922

		22,979,087

LEISURE TIME — 2.0%
Life Time Fitness, Inc. * (a)	323,930	16,672,677

RESTAURANTS — 2.2%
BJ’s Restaurants, Inc. *	156,380	4,491,234
Krispy Kreme Doughnuts, Inc. *	724,775	14,017,149

		18,508,383

SPECIALTY RETAIL — 9.0%
Conn’s, Inc. * (a)	223,810	11,199,452
DSW, Inc. (A Shares)	215,055	18,348,493
Monro Muffler Brake, Inc. (a)	117,955	5,483,728
Pier 1 Imports, Inc.	382,095	7,458,494
Stage Stores, Inc.	411,600	7,902,720
Tile Shop Holdings, Inc. *	80,895	2,385,594
Tractor Supply Co.	119,360	8,017,411
Ulta Salon Cosmetics & Fragrance, Inc. *	71,340	8,522,276
Zumiez, Inc. * (a)	175,795	4,840,515

		74,158,683

TEXTILES APPAREL & SHOES — 1.7%
Oxford Industries, Inc.	200,415	13,624,212

TOTAL CONSUMER DISCRETIONARY		169,634,589

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Consumer Staples — 2.1%

FOODS — 2.1%
United Natural Foods, Inc. *	252,145	$16,949,187

TOTAL CONSUMER STAPLES		16,949,187

Energy — 6.7%

OFFSHORE DRILLING & OTHER SERVICES — 0.7%
Atwood Oceanics, Inc. *	107,925	5,940,192

OIL: CRUDE PRODUCERS — 6.0%
Approach Resources, Inc. * (a)	124,710	3,277,379
Bonanza Creek Energy, Inc. *	146,300	7,060,438
Magnum Hunter Resources Corp. * (a)	1,862,805	11,493,507
Painted Pony Petroleum, Ltd. (Canada) *	509,515	3,943,646
PDC Energy, Inc. *	200,145	11,916,633
Rex Energy Corp. *	541,500	12,075,450

		49,767,053

TOTAL ENERGY		55,707,245

Financial Services — 6.3%

ASSET MANAGEMENT & CUSTODIAN — 1.0%
Financial Engines, Inc.	141,050	8,384,012

CONSUMER LENDING — 1.5%
Encore Capital Group, Inc. * (a)	275,960	12,655,526

FINANCIAL DATA & SYSTEMS — 3.8%
Alliance Data Systems Corp. *	63,285	13,382,879
WageWorks, Inc. *	352,040	17,760,418

		31,143,297

TOTAL FINANCIAL SERVICES		52,182,835

Healthcare — 10.7%

BIOTECHNOLOGY — 0.5%
Repligen Corp. *	392,105	4,348,444

HEALTHCARE MANAGEMENT SERVICES — 0.4%
BioScrip, Inc. *	352,085	3,091,306

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 5.0%
Cooper Companies, Inc. (The)	127,560	16,543,256

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Healthcare — (Continued)
ResMed, Inc. (a)	124,550	$6,578,731
Volcano Corp. *	213,340	5,103,093
West Pharmaceutical Services, Inc.	324,580	13,356,467

		41,581,547

MEDICAL EQUIPMENT — 3.3%
Cyberonics, Inc. *	152,765	7,751,296
Haemonetics Corp. *	171,425	6,836,429
Luminex Corp. *	373,000	7,460,000
Spectranetics Corp. *	319,925	5,368,342

		27,416,067

PHARMACEUTICALS — 1.5%
Akorn, Inc. *	609,190	11,988,859

TOTAL HEALTHCARE		88,426,223

Materials & Processing — 9.5%

BUILDING MATERIALS — 1.2%
NCI Building Systems, Inc. *	282,525	3,599,369
Trex Co., Inc. *	132,940	6,584,518

		10,183,887

CHEMICALS: DIVERSIFIED — 4.4%
Albemarle Corp.	129,095	8,125,239
Chemtura Corp. *	271,315	6,237,532
PolyOne Corp.	716,269	21,996,621

		36,359,392

CHEMICALS: SPECIALTY — 0.7%
Polypore International, Inc. * (a)	151,145	6,192,411

DIVERSIFIED MATERIALS & PROCESSING — 2.0%
Belden, Inc.	254,515	16,301,686

STEEL — 1.2%
Carpenter Technology Corp.	168,945	9,817,394

TOTAL MATERIALS & PROCESSING		78,854,770

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Producer Durables — 14.9%

AIR TRANSPORT — 0.9%
Atlas Air Worldwide Holdings, Inc. *	155,960	$7,191,316

BACK OFFICE SUPPORT, HR, AND CONSULTING — 2.5%
Corporate Executive Board Co.	101,285	7,355,317
ServiceSource International, Inc. *	582,920	7,041,671
WNS Holdings, Ltd., ADR *	292,529	6,207,465

		20,604,453

COMMERCIAL SERVICES: RENTAL & LEASING — 1.5%
Mobile Mini, Inc. *	363,155	12,369,059

ENGINEERING & CONTRACTING SERVICES — 1.5%
Chicago Bridge & Iron Co. N.V. (Netherlands)	189,885	12,868,506

FORMS AND BULK PRINTING SERVICES — 0.6%
InnerWorkings, Inc. * (a)	478,360	4,697,495

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.2%
MSC Industrial Direct Co., Inc. (A Shares)	119,240	9,700,174

MACHINERY: INDUSTRIAL — 2.6%
Middleby Corp. *	51,200	10,696,192
Tennant Co.	174,800	10,837,600

		21,533,792

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 3.1%
A.O. Smith Corp.	273,455	12,360,166
EnerSys, Inc.	216,150	13,105,175

		25,465,341

SCIENTIFIC INSTRUMENTS: POLLUTION CONTROL — 0.4%
Team, Inc. *	96,899	3,851,735

SHIPPING — 0.6%
UTi Worldwide, Inc.	329,605	4,980,332

TOTAL PRODUCER DURABLES		123,262,203

Technology — 27.3%

COMMUNICATIONS TECHNOLOGY — 1.3%
Finisar Corp. *	225,782	5,109,447

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2013 (Unaudited)

	Shares	Value (Note 2)

Technology — (Continued)
NICE-Systems, Ltd., Sponsored ADR	128,710	$5,324,733

		10,434,180

COMPUTER SERVICES SOFTWARE & SYSTEMS — 15.8%
Acxiom Corp. *	697,886	19,812,984
Bankrate, Inc. * (a)	771,005	15,859,573
Bottomline Technologies, Inc. *	365,675	10,195,019
DealerTrack Holdings, Inc. *	401,310	17,192,120
InterXion Holding NV *	263,975	5,870,804
MICROS Systems, Inc. * (a)	107,210	5,354,067
NIC, Inc.	415,827	9,609,762
Pegasystems, Inc. (a)	197,575	7,865,461
Rovi Corp. *	246,707	4,729,373
Sapient Corp. *	690,810	10,755,912
SciQuest, Inc. *	197,115	4,427,203
Syntel, Inc.	66,477	5,324,808
Ultimate Software Group, Inc. *	91,880	13,543,112

		130,540,198

CONSUMER SERVICES SOFTWARE & SYSTEM — 0.4%
MiX Telematics, Ltd. *	225,245	3,333,626

ELECTRONIC COMPONENTS — 3.5%
3D Systems Corp. * (a)	149,797	8,087,540
Methode Electronics, Inc.	176,035	4,928,980
Rogers Corp. *	269,930	16,055,436

		29,071,956

PRODUCTION TECHNOLOGY EQUIPMENT — 1.6%
ATMI, Inc. *	303,460	8,047,759
Teradyne, Inc. *	289,860	4,788,487

		12,836,246

SEMICONDUCTORS & COMPONENTS — 3.9%
Diodes, Inc. *	294,295	7,210,228
Integrated Device Technology, Inc. *	1,211,735	11,414,544
MaxLinear, Inc. (A Shares) *	384,155	3,184,645
Power Integrations, Inc.	197,900	10,716,285

		32,525,702

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Technology — (Continued)

TELECOMMUNICATIONS EQUIPMENT — 0.8%
Ruckus Wireless, Inc. * (a)	397,425	$6,688,663

TOTAL TECHNOLOGY		225,430,571

Utilities — 0.6%

TELECOMMUNICATIONS — 0.6%
8X8, Inc. *	481,895	4,852,683

TOTAL UTILITIES		4,852,683

TOTAL COMMON STOCK (COST $527,116,162)		815,300,306

WARRANTS 0.0%

Energy 0.0%
Magnum Hunter Resources.	186,280	—

TOTAL ENERGY		—

TOTAL WARRANTS (COST $—)		—

SECURITIES LENDING COLLATERAL — 7.7%
BlackRock Liquidity Funds TempFund Portfolio	63,724,831	63,724,831

TOTAL SECURITIES LENDING COLLATERAL (COST $63,724,831)		63,724,831

MONEY MARKET SECURITY — 1.7%

Money Market Fund — 1.7%
BlackRock Liquidity Funds TempFund Portfolio	13,756,959	13,756,959

TOTAL MONEY MARKET SECURITY (COST $13,756,959)		13,756,959

TOTAL INVESTMENTS (COST $604,597,952) — 108.0%		892,782,096

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(66,363,771)

NET ASSETS — 100.0%		$826,418,325

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investments.

ADR American Depository Receipt.

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2013 (Unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$640,597,952

Gross unrealized appreciation	$300,190,884
Gross unrealized depreciation	(12,006,747)

Net unrealized appreciation	$288,184,137

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

1. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•Level 1	—	quoted prices in active markets for identical securities
•Level 2	—	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3	—	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of September 30, 2013 in valuing the Fund’s assets carried at fair value:

	Total Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$815,300,306	$815,300,306	$—	$—
Warrants	—	—
Securities Lending Collateral	63,724,831	63,724,831	—	—
Money Market Security	13,756,959	13,756,959

Total	$892,782,096	$892,782,096	$—	$—

*Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments (Unaudited) - concluded
“GROWTH-WITH-VALUE” SMALL CAP FUND

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments ma fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended September 30, 2013, there were no transfers between levels 1, 2 and 3 for the Fund.

2. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of September 30, 2013, the market value of the securities on loan and collateral are $62,069,739 and $63,724,831, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	11-20-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	11-20-2013

By (Signature and Title)*	/s/ Verna E. Knowles
Verna E. Knowles, Chief Financial Officer
(principal financial officer)

Date	11-20-2013

*	Print the name and title of each signing officer under his or her signature.